Loans and Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 366,456	$ 381,277
Loans pledged at the Federal Reserve Bank	82,800	85,800
Net unearned interest and deferred fees and costs on originated loans and unamortized premiums and discounts on purchased loans	2,700	3,100
Non-performing assets	1,500	1,000
Nonperforming loans	1,400	972
Non-performing OREO	26	23
Non-performing assets other	19	21
Foreclosed residential real estate property included in OREO	26	23
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	47	54
Residential mortgage loans secured by residential real estate in process of foreclosure	728	1,100
Outstanding balance of loans in trial period	39
Commitments to lend	283
GNMA loans upon foreclosure
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure	487	830
Federal Home Loan Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 123,100	$ 134,600